Net Loss per share (Details) - Schedule of anti-dilutive shares excluded from the calculation of diluted net loss per share - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	222,604,770	80,236,847	78,695,235	37,165,739
Stock-based compensation awards – EI Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares			31,962,921	30,402,801
Stock-based compensation awards – STI Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares			9,526,727	6,490,208
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	23,375,988	22,977,568	22,977,568
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	276,131	674,551	674,551
Other warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares			4,544,258	272,730
Convertible notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	8,982,677	9,009,210	9,009,210